Distribution Date:	11/18/21	CSAIL 2019-C16 Commercial Mortgage Trust
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2019-C16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue,4th Floor | New York, NY 10010
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	LNR Partners, LLC
Mortgage Loan Detail (Part 1)	13-14		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
			1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Don Simon	(203) 660-6100
Delinquency Loan Detail	19		PO Box 4839, | Greenwich, CT 06831
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12596WAA2	2.359500%	19,153,000.00	11,811,873.68	303,743.44	23,225.10	0.00	0.00	326,968.54	11,508,130.24	30.29%	30.00%
A-2	12596WAB0	3.066700%	160,200,000.00	160,200,000.00	0.00	409,404.45	0.00	0.00	409,404.45	160,200,000.00	30.29%	30.00%
A-3	12596WAC8	3.329000%	339,980,000.00	339,980,000.00	0.00	943,161.18	0.00	0.00	943,161.18	339,980,000.00	30.29%	30.00%
A-SB	12596WAD6	3.142300%	31,923,000.00	31,923,000.00	0.00	83,593.04	0.00	0.00	83,593.04	31,923,000.00	30.29%	30.00%
A-S	12596WAG9	3.612200%	63,985,000.00	63,985,000.00	0.00	192,605.51	0.00	0.00	192,605.51	63,985,000.00	22.09%	21.88%
B	12596WAH7	3.884600%	31,501,000.00	31,501,000.00	0.00	101,973.99	0.00	0.00	101,973.99	31,501,000.00	18.05%	17.88%
C	12596WAJ3	4.237100%	35,437,000.00	35,437,000.00	0.00	125,125.09	0.00	0.00	125,125.09	35,437,000.00	13.51%	13.38%
D	12596WAM6	3.000000%	23,783,000.00	23,783,000.00	0.00	59,457.50	0.00	0.00	59,457.50	23,783,000.00	10.46%	10.36%
E-RR	12596WAQ7	4.980848%	18,546,000.00	18,546,000.00	0.00	76,979.01	0.00	0.00	76,979.01	18,546,000.00	8.08%	8.00%
F-RR	12596WAS3	4.980848%	20,672,000.00	20,672,000.00	0.00	85,803.41	0.00	0.00	85,803.41	20,672,000.00	5.43%	5.38%
G-RR	12596WAU8	4.980848%	7,875,000.00	7,875,000.00	0.00	32,686.82	0.00	0.00	32,686.82	7,875,000.00	4.42%	4.38%
NR-RR* 12596WAW4		4.980848%	34,454,331.00	34,454,331.00	0.00	108,762.61	0.00	0.00	108,762.61	34,454,331.00	0.00%	0.00%
R	12596WAX2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			787,509,331.00	780,168,204.68	303,743.44	2,242,777.71	0.00	0.00	2,546,521.15	779,864,461.24

Notional Certificates
X-A	12596WAE4	1.719806%	615,241,000.00	607,899,873.68	0.00	871,224.82	0.00	0.00	871,224.82	607,596,130.24
X-B	12596WAF1	0.909634%	66,938,000.00	66,938,000.00	0.00	50,740.93	0.00	0.00	50,740.93	66,938,000.00
X-D	12596WAK0	1.980848%	23,783,000.00	23,783,000.00	0.00	39,258.76	0.00	0.00	39,258.76	23,783,000.00
Notional SubTotal			705,962,000.00	698,620,873.68	0.00	961,224.51	0.00	0.00	961,224.51	698,317,130.24

Deal Distribution Total					303,743.44	3,204,002.22	0.00	0.00	3,507,745.66

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12596WAA2	616.71141231	15.85879183	1.21260899	0.00000000	0.00000000	0.00000000	0.00000000	17.07140082	600.85262048
A-2	12596WAB0	1,000.00000000	0.00000000	2.55558333	0.00000000	0.00000000	0.00000000	0.00000000	2.55558333	1,000.00000000
A-3	12596WAC8	1,000.00000000	0.00000000	2.77416666	0.00000000	0.00000000	0.00000000	0.00000000	2.77416666	1,000.00000000
A-SB	12596WAD6	1,000.00000000	0.00000000	2.61858347	0.00000000	0.00000000	0.00000000	0.00000000	2.61858347	1,000.00000000
A-S	12596WAG9	1,000.00000000	0.00000000	3.01016660	0.00000000	0.00000000	0.00000000	0.00000000	3.01016660	1,000.00000000
B	12596WAH7	1,000.00000000	0.00000000	3.23716676	0.00000000	0.00000000	0.00000000	0.00000000	3.23716676	1,000.00000000
C	12596WAJ3	1,000.00000000	0.00000000	3.53091656	0.00000000	0.00000000	0.00000000	0.00000000	3.53091656	1,000.00000000
D	12596WAM6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	12596WAQ7	1,000.00000000	0.00000000	4.15070689	0.00000000	0.00000000	0.00000000	0.00000000	4.15070689	1,000.00000000
F-RR	12596WAS3	1,000.00000000	0.00000000	4.15070675	0.00000000	0.00000000	0.00000000	0.00000000	4.15070675	1,000.00000000
G-RR	12596WAU8	1,000.00000000	0.00000000	4.15070730	0.00000000	0.00000000	0.00000000	0.00000000	4.15070730	1,000.00000000
NR-RR	12596WAW4	1,000.00000000	0.00000000	3.15671809	0.99398854	15.19702414	0.00000000	0.00000000	3.15671809	1,000.00000000
R	12596WAX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12596WAE4	988.06788507	0.00000000	1.41607081	0.00000000	0.00000000	0.00000000	0.00000000	1.41607081	987.57418677
X-B	12596WAF1	1,000.00000000	0.00000000	0.75802877	0.00000000	0.00000000	0.00000000	0.00000000	0.75802877	1,000.00000000
X-D	12596WAK0	1,000.00000000	0.00000000	1.65070681	0.00000000	0.00000000	0.00000000	0.00000000	1.65070681	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/21 - 10/30/21	30	0.00	23,225.10	0.00	23,225.10	0.00	0.00	0.00	23,225.10	0.00
A-2	10/01/21 - 10/30/21	30	0.00	409,404.45	0.00	409,404.45	0.00	0.00	0.00	409,404.45	0.00
A-3	10/01/21 - 10/30/21	30	0.00	943,161.18	0.00	943,161.18	0.00	0.00	0.00	943,161.18	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	83,593.04	0.00	83,593.04	0.00	0.00	0.00	83,593.04	0.00
X-A	10/01/21 - 10/30/21	30	0.00	871,224.82	0.00	871,224.82	0.00	0.00	0.00	871,224.82	0.00
X-B	10/01/21 - 10/30/21	30	0.00	50,740.93	0.00	50,740.93	0.00	0.00	0.00	50,740.93	0.00
X-D	10/01/21 - 10/30/21	30	0.00	39,258.76	0.00	39,258.76	0.00	0.00	0.00	39,258.76	0.00
A-S	10/01/21 - 10/30/21	30	0.00	192,605.51	0.00	192,605.51	0.00	0.00	0.00	192,605.51	0.00
B	10/01/21 - 10/30/21	30	0.00	101,973.99	0.00	101,973.99	0.00	0.00	0.00	101,973.99	0.00
C	10/01/21 - 10/30/21	30	0.00	125,125.09	0.00	125,125.09	0.00	0.00	0.00	125,125.09	0.00
D	10/01/21 - 10/30/21	30	0.00	59,457.50	0.00	59,457.50	0.00	0.00	0.00	59,457.50	0.00
E-RR	10/01/21 - 10/30/21	30	0.00	76,979.01	0.00	76,979.01	0.00	0.00	0.00	76,979.01	0.00
F-RR	10/01/21 - 10/30/21	30	0.00	85,803.41	0.00	85,803.41	0.00	0.00	0.00	85,803.41	0.00
G-RR	10/01/21 - 10/30/21	30	0.00	32,686.82	0.00	32,686.82	0.00	0.00	0.00	32,686.82	0.00
NR-RR	10/01/21 - 10/30/21	30	487,333.31	143,009.82	0.00	143,009.82	34,247.21	0.00	0.00	108,762.61	523,603.30
Totals			487,333.31	3,238,249.43	0.00	3,238,249.43	34,247.21	0.00	0.00	3,204,002.22	523,603.30

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,507,745.66
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,248,615.83	Master Servicing Fee	2,479.36
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,979.12
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	335.91
ARD Interest	0.00	Operating Advisor Fee	1,336.90
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	235.13
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,248,615.83	Total Fees	10,366.43

Principal		Expenses/Reimbursements
Scheduled Principal	303,743.44	Reimbursement for Interest on Advances	2.81
Unscheduled Principal Collections		ASER Amount	13,798.14
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,461.28
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	2,985.00
Total Principal Collected	303,743.44	Total Expenses/Reimbursements	34,247.23

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,204,002.22
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	303,743.44
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,507,745.66
Total Funds Collected	3,552,359.27	Total Funds Distributed	3,552,359.32

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	780,168,205.62	780,168,205.62	Beginning Certificate Balance	780,168,204.68
(-) Scheduled Principal Collections	303,743.44	303,743.44	(-) Principal Distributions	303,743.44
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	779,864,462.18	779,864,462.18	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	780,528,777.16	780,528,777.16	Ending Certificate Balance	779,864,461.24
Ending Actual Collateral Balance	780,194,868.35	780,194,868.35

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.94)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.94)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.98%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,194,007.03	0.54%	85	5.5000	NAP	Defeased	1	4,194,007.03	0.54%	85	5.5000	NAP
	$9,999,999 and less	21	144,029,526.75	18.47%	90	4.9031	1.597118	1.49 or less	28	416,924,853.80	53.46%	89	5.0371	0.603183
$10,000,000 to $19,999,999		16	212,461,784.32	27.24%	90	4.8239	1.556814	1.50 to 1.74	7	141,741,786.34	18.18%	89	4.7464	1.692610
$20,000,000 to $29,999,999		5	135,308,892.99	17.35%	90	4.8376	1.038322	1.75 to 1.99	5	63,627,617.36	8.16%	89	4.6861	1.847824
$30,000,000 to $39,999,999		6	185,120,251.09	23.74%	87	5.1197	0.389368	2.00 to 2.49	7	92,176,197.65	11.82%	91	4.7377	2.182086
	$40,000,000 or more	2	98,750,000.00	12.66%	89	4.1979	2.205823	2.5 to 2.99	1	50,000,000.00	6.41%	88	3.9140	2.660000
	Totals	51	779,864,462.18	100.00%	89	4.8355	1.278351	3.0 or more	2	11,200,000.00	1.44%	91	3.9762	4.293750
								Totals	51	779,864,462.18	100.00%	89	4.8355	1.278351
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	4,194,007.03	0.54%	85	5.5000	NAP	Virginia	2	9,254,091.00	1.19%	89	4.5710	1.679557
Arizona	1	6,708,998.18	0.86%	86	5.4500	1.810000	Washington	1	41,500,000.00	5.32%	87	5.3740	(0.130000)
California	4	60,650,000.00	7.78%	89	4.7300	0.364229	Wisconsin	2	5,701,181.00	0.73%	89	4.5820	1.900000
Colorado	1	7,713,982.63	0.99%	91	4.8800	1.410000	Totals	96	779,864,462.18	100.00%	89	4.8355	1.278351
Florida	5	67,543,502.59	8.66%	89	4.9323	1.429510
									Property Type³
Georgia	3	4,391,545.00	0.56%	89	4.5820	1.900000
Idaho	1	2,250,000.00	0.29%	90	4.4890	1.740000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	3	11,060,236.62	1.42%	90	4.9040	1.508995		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	4	6,171,979.12	0.79%	90	5.5399	1.375106	Defeased	1	4,194,007.03	0.54%	85	5.5000	NAP
Kansas	1	800,000.00	0.10%	90	4.4890	1.740000	Industrial	17	57,560,236.62	7.38%	90	4.5687	1.695612
Louisiana	4	57,567,182.00	7.38%	90	4.7534	1.305908	Lodging	15	236,544,055.32	30.33%	89	5.1023	0.048198
Maryland	5	49,145,316.91	6.30%	89	4.7366	0.553031	Mixed Use	3	37,731,012.55	4.84%	87	4.7238	1.291835
Michigan	7	61,014,598.83	7.82%	90	5.1489	1.554490	Mobile Home Park	1	6,668,619.18	0.86%	90	5.5300	1.790000
Minnesota	2	7,763,456.00	1.00%	89	4.5760	1.889695	Multi-Family	7	63,650,000.00	8.16%	91	4.6909	1.489898
Mississippi	1	5,650,000.00	0.72%	90	4.4890	1.740000	Office	11	139,953,869.62	17.95%	88	4.5508	2.233512
Montana	1	11,200,000.00	1.44%	90	4.8700	1.290000	Retail	40	225,562,661.85	28.92%	89	4.8450	1.764184
Nebraska	1	800,000.00	0.10%	90	4.4890	1.740000	Self Storage	1	8,000,000.00	1.03%	90	4.3300	2.020000
Nevada	1	5,566,786.34	0.71%	91	4.7600	1.690000	Totals	96	779,864,462.18	100.00%	89	4.8355	1.278351
New Mexico	12	43,133,911.24	5.53%	85	5.5200	1.284603
New York	9	185,718,131.10	23.81%	89	4.5625	1.579227
North Carolina	4	32,090,000.00	4.11%	89	4.7400	1.359900
Ohio	5	13,604,727.00	1.74%	90	4.5061	1.769457
Tennessee	3	12,575,197.65	1.61%	91	4.8722	1.991261
Texas	10	54,148,601.45	6.94%	90	4.7190	1.549920
Utah	2	11,947,030.49	1.53%	91	4.8800	1.455593

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,194,007.03	0.54%	85	5.5000	NAP	Defeased	1	4,194,007.03	0.54%	85	5.5000	NAP
	4.4999% or less	8	177,400,000.00	22.75%	90	4.2130	2.165121	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	10	138,220,663.37	17.72%	89	4.5782	1.663512	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	15	224,918,638.65	28.84%	90	4.8571	0.931652	25 months to 36 months	50	775,670,455.15	99.46%	89	4.8319	1.277855
	5.0000% to 5.4999%	10	153,591,406.34	19.69%	89	5.2978	0.259382	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% or more	7	81,539,746.79	10.46%	87	5.6613	1.567156	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	779,864,462.18	100.00%	89	4.8355	1.278351	Totals	51	779,864,462.18	100.00%	89	4.8355	1.278351
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,194,007.03	0.54%	85	5.5000	NAP	Defeased	1	4,194,007.03	0.54%	85	5.5000	NAP
	119 months or less	50	775,670,455.15	99.46%	89	4.8319	1.277855	Interest Only	19	392,225,000.00	50.29%	89	4.5925	1.365984
	120 months or more	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	4	23,918,726.32	3.07%	90	5.4920	1.342243
	Totals	51	779,864,462.18	100.00%	89	4.8355	1.278351	301 to 359 months	27	359,526,728.83	46.10%	89	5.0491	1.177427
								360 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	51	779,864,462.18	100.00%	89	4.8355	1.278351
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	4,194,007.03	0.54%	85	5.5000	NAP				None
Underwriter's Information		1	17,600,000.00	2.26%	90	4.9600	1.400000
	12 months or less	45	682,716,331.78	87.54%	89	4.7544	1.312018
	13 months to 24 months	4	75,354,123.37	9.66%	88	5.5043	0.939809
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	779,864,462.18	100.00%	89	4.8355	1.278351
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30502515	OF	New York	NY	Actual/360	3.914%	168,519.44	0.00	0.00	N/A	03/11/29	--	50,000,000.00	50,000,000.00	11/11/21
2	30316095	IN	Various	Various	Actual/360	4.489%	188,444.48	0.00	0.00	N/A	05/06/29	--	48,750,000.00	48,750,000.00	11/06/21
3A1	30316316	LO	Bellevue	WA	Actual/360	5.374%	141,142.14	0.00	0.00	N/A	02/06/29	--	30,500,000.00	30,500,000.00	11/06/21
3A2	30316357				Actual/360	5.374%	50,903.72	0.00	0.00	N/A	02/06/29	--	11,000,000.00	11,000,000.00	11/06/21
4A2	30316098	LO	Various	Various	Actual/360	4.958%	128,081.67	0.00	0.00	N/A	05/01/29	--	30,000,000.00	30,000,000.00	11/01/21
4A4	30316100				Actual/360	4.958%	42,693.89	0.00	0.00	N/A	05/01/29	--	10,000,000.00	10,000,000.00	11/01/21
5A1	30316317	LO	Linthicum Heights	MD	Actual/360	4.799%	118,362.89	32,861.53	0.00	N/A	04/06/29	--	28,641,849.21	28,608,987.68	11/06/21
5A2	30316358				Actual/360	4.799%	39,454.30	10,953.84	0.00	N/A	04/06/29	--	9,547,283.07	9,536,329.23	11/06/21
6	30316318	Various Santa Fe		NM	Actual/360	5.734%	171,131.87	38,588.59	0.00	N/A	11/06/28	--	34,658,839.68	34,620,251.09	06/06/21
7A1	30316126	RT	Various	Various	Actual/360	4.582%	98,640.28	0.00	0.00	N/A	04/01/29	--	25,000,000.00	25,000,000.00	11/01/21
7A3	30316128				Actual/360	4.582%	39,456.11	0.00	0.00	N/A	04/01/29	--	10,000,000.00	10,000,000.00	11/01/21
8	30316319	LO	Brooklyn	NY	Actual/360	5.400%	139,659.59	34,414.96	0.00	N/A	06/06/29	--	30,034,320.27	29,999,905.31	11/06/21
9	30316320	MU	New York	NY	Actual/360	4.530%	117,033.19	0.00	0.00	N/A	02/08/29	--	30,000,000.00	30,000,000.00	11/08/21
10	30315609	OF	Orlando	FL	Actual/360	4.770%	123,225.00	0.00	0.00	N/A	01/06/29	--	30,000,000.00	30,000,000.00	11/06/21
11	30316321	LO	Garden Grove	CA	Actual/360	5.253%	135,710.25	0.00	0.00	N/A	03/11/29	--	30,000,000.00	30,000,000.00	11/11/21
12	30316322	RT	Lafayette	LA	Actual/360	4.850%	108,586.11	0.00	0.00	N/A	05/06/29	--	26,000,000.00	26,000,000.00	11/06/21
13	30316323	MF	Brooklyn	NY	Actual/360	4.460%	98,702.28	0.00	0.00	N/A	06/06/29	--	25,700,000.00	25,700,000.00	11/06/21
14	30316324	RT	Fontana	CA	Actual/360	4.038%	64,327.58	0.00	0.00	N/A	06/06/29	--	18,500,000.00	18,500,000.00	11/06/21
15	30316325	MF	Brooklyn	NY	Actual/360	4.960%	75,171.56	0.00	0.00	N/A	05/06/29	--	17,600,000.00	17,600,000.00	06/06/20
16	30316119	OF	Kings Mountain	NC	Actual/360	4.650%	68,070.83	0.00	0.00	N/A	04/01/29	--	17,000,000.00	17,000,000.00	11/01/21
17	30316326	RT	New York	NY	Actual/360	4.220%	55,416.81	0.00	0.00	N/A	06/06/29	--	15,250,000.00	15,250,000.00	11/06/21
18	30316327	LO	Lakeland	FL	Actual/360	4.750%	58,135.00	17,503.86	0.00	N/A	06/06/29	--	14,212,970.84	14,195,466.98	11/06/21
19	30316328	RT	Bloomfield Hills	MI	Actual/360	5.545%	68,161.14	0.00	0.00	N/A	03/06/29	--	14,275,000.00	14,275,000.00	11/06/21
20	30316329	OF	Troy	MI	Actual/360	5.550%	66,908.33	0.00	0.00	N/A	06/06/29	--	14,000,000.00	14,000,000.00	11/06/21
21	30316330	RT	Irving	TX	Actual/360	4.500%	53,122.67	17,813.27	0.00	N/A	06/01/29	--	13,709,075.31	13,691,262.04	11/01/21
22	30316331	RT	Winter Park	FL	Actual/360	5.300%	55,679.44	0.00	0.00	N/A	06/06/29	--	12,200,000.00	12,200,000.00	11/06/21
23	30316332	OF	Memphis	TN	Actual/360	4.900%	48,485.08	14,671.40	0.00	N/A	06/06/29	--	11,490,869.05	11,476,197.65	11/06/21
24	30316333	LO	Livonia	MI	Actual/360	4.870%	46,499.52	14,324.53	0.00	N/A	05/06/29	--	11,088,182.18	11,073,857.65	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	30316334	RT	Bozeman	MT	Actual/360	4.870%	46,968.44	0.00	0.00	N/A	05/01/29	--	11,200,000.00	11,200,000.00	11/01/21
26	30316335	MF	Various	MD	Actual/360	4.520%	42,814.44	0.00	0.00	N/A	06/01/29	--	11,000,000.00	11,000,000.00	11/01/21
27	30316336	LO	Austin	TX	Actual/360	5.140%	40,005.73	16,307.96	0.00	N/A	05/01/29	--	9,038,574.19	9,022,266.23	11/01/21
28	30316337	MF	Grand Rapids	MI	Actual/360	5.020%	40,417.97	0.00	0.00	N/A	06/06/29	--	9,350,000.00	9,350,000.00	11/06/21
29	30316338	IN	Chicago	IL	Actual/360	5.010%	38,053.33	10,315.64	0.00	N/A	05/01/29	--	8,820,552.26	8,810,236.62	11/01/21
30	30316339	LO	Albuquerque	NM	Actual/360	4.650%	34,133.07	10,727.33	0.00	N/A	06/06/29	--	8,524,387.48	8,513,660.15	11/06/21
31	30316340	OF	Sausalito	CA	Actual/360	4.650%	34,636.04	0.00	0.00	N/A	05/06/29	--	8,650,000.00	8,650,000.00	11/06/21
32	30316341	RT	Mechanicsville	VA	Actual/360	4.570%	33,449.86	0.00	0.00	N/A	04/06/29	--	8,500,000.00	8,500,000.00	11/06/21
33	30316342	SS	Watauga	TX	Actual/360	4.330%	29,828.89	0.00	0.00	N/A	05/01/29	--	8,000,000.00	8,000,000.00	11/01/21
34	30316343	RT	Denver	CO	Actual/360	4.880%	32,457.49	9,903.45	0.00	N/A	06/01/29	--	7,723,886.08	7,713,982.63	11/01/21
35	30316344	RT	Lafayette	LA	Actual/360	3.920%	25,991.78	0.00	0.00	N/A	06/01/29	--	7,700,000.00	7,700,000.00	11/01/21
36	30316345	MH	Keene	TX	Actual/360	5.530%	31,809.41	11,302.22	0.00	N/A	05/06/29	--	6,679,921.40	6,668,619.18	11/06/21
37	30316346	RT	Glendale	AZ	Actual/360	5.450%	31,522.60	7,862.15	0.00	N/A	01/06/29	--	6,716,860.33	6,708,998.18	11/06/21
38	30316347	RT	Spanish Fork	UT	Actual/360	4.880%	26,128.28	7,972.28	0.00	N/A	06/01/29	--	6,217,728.22	6,209,755.94	11/01/21
39	30316348	LO	Comstock Park	MI	Actual/360	4.685%	23,696.01	7,885.92	0.00	N/A	05/06/29	--	5,873,627.10	5,865,741.18	07/06/20
40	30316349	MU	New York	NY	Actual/360	5.400%	27,900.00	0.00	0.00	N/A	06/06/29	--	6,000,000.00	6,000,000.00	11/06/21
41	30316350	RT	Kaysville	UT	Actual/360	4.880%	24,140.25	7,365.70	0.00	N/A	06/01/29	--	5,744,640.25	5,737,274.55	11/01/21
42	30316351	RT	Las Vegas	NV	Actual/360	4.760%	22,843.88	6,402.13	0.00	N/A	06/01/29	--	5,573,188.47	5,566,786.34	11/01/21
43	30316352	LO	East Syracuse	NY	Actual/360	5.500%	23,119.72	13,357.51	0.00	N/A	03/01/29	--	4,881,583.30	4,868,225.79	11/01/21
44	30316353	RT	Casper	WY	Actual/360	5.500%	19,883.21	4,208.08	0.00	N/A	12/06/28	--	4,198,215.11	4,194,007.03	11/06/21
45	30316354	RT	Naples	FL	Actual/360	5.675%	18,335.92	4,093.24	0.00	N/A	04/06/29	--	3,752,128.85	3,748,035.61	11/06/21
46	30316355	OF	San Diego	CA	Actual/360	4.100%	12,356.94	0.00	0.00	N/A	05/06/29	--	3,500,000.00	3,500,000.00	11/06/21
47	30316356	LO	Michigan	IN	Actual/360	6.350%	18,397.40	4,907.85	0.00	N/A	06/06/29	--	3,364,522.97	3,359,615.12	11/06/21
Totals							3,248,615.83	303,743.44	0.00				780,168,205.62	779,864,462.18
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	53,869,546.65	55,685,226.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	9,439,179.93	8,517,306.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	(1,196,106.41)	(86,650.00)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	(1,196,106.41)	(86,650.00)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	1,342,331.89	(728,569.63)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A4	1,342,331.89	(728,569.63)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	357,902.55	612,957.80	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2	357,902.55	612,957.80	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	11/12/20	0.00	0.00	209,295.47	1,048,233.18	0.00	0.00
7A1	5,151,611.74	5,136,432.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	5,151,611.74	5,136,432.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	799,307.28	0.00	--	--	04/12/21	0.00	0.00	0.00	0.00	0.00	0.00
9	15,642,669.30	18,642,754.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	8,620,468.00	8,671,224.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	(8,778,179.00)	(11,576,128.00)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,300,007.95	2,386,498.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,588,820.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,938,050.73	1,737,331.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	12/11/20	4,400,000.00	221,159.61	56,172.32	1,034,299.76	2,140.59	0.00
16	5,022,841.00	5,108,847.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,059,939.12	1,160,665.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	913,242.88	1,381,951.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,391,300.00	1,375,749.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	3,695,886.56	2,205,883.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	821,870.61	937,350.59	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,332,791.28	383,827.31	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,350,993.39	1,692,124.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	486,841.65	520,893.16	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	1,044,375.58	796,748.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,092,579.83	1,066,589.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	579,133.73	838,444.50	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	735,217.77	703,709.48	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	755,552.37	965,766.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	828,726.50	698,680.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	757,892.59	662,913.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	953,359.44	697,597.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	561,219.75	721,058.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	656,385.54	773,248.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,146,351.93	1,432,101.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	742,053.46	937,211.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	862,838.94	925,040.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	542,929.57	649,362.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	09/13/21	141,361.07	55,784.36	30,699.28	445,403.56	257,953.93	0.00
40	384,011.96	394,318.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	490,847.77	589,645.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	505,694.50	475,015.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	11/12/20	595,728.80	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	316,530.26	326,762.37	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	573,954.86	651,952.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	198,608.96	304,979.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	126,535,322.88	123,310,992.59				5,137,089.87	276,943.97	296,167.07	2,527,936.50	260,094.52	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	3	58,085,992.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.835496%	4.820065%	89
10/18/21	1	4,881,583.30	0	0.00	3	58,132,466.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.835606%	4.820176%	90
09/17/21	0	0.00	2	39,598,361.15	2	23,482,243.77	0	0.00	0	0.00	1	4,895,622.26	0	0.00	0	0.00	4.835729%	4.820299%	91
08/17/21	0	0.00	0	0.00	4	63,001,287.56	0	0.00	0	0.00	1	34,740,922.19	0	0.00	0	0.00	4.835720%	4.820289%	92
07/16/21	0	0.00	0	0.00	4	63,055,144.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.835824%	4.820393%	93
06/17/21	0	0.00	0	0.00	4	63,115,758.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.835941%	4.820510%	94
05/17/21	2	38,416,568.33	0	0.00	4	63,169,071.70	0	0.00	0	0.00	1	30,212,913.05	0	0.00	0	0.00	4.836045%	4.820614%	95
04/16/21	0	0.00	0	0.00	5	93,480,019.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.836161%	4.820730%	96
03/17/21	0	0.00	0	0.00	5	93,566,046.83	0	0.00	0	0.00	1	9,154,559.66	0	0.00	0	0.00	4.836263%	4.820832%	97
02/18/21	0	0.00	1	30,330,797.37	4	63,355,605.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.836406%	4.820975%	98
01/15/21	0	0.00	1	30,363,680.80	4	63,407,777.23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.836507%	4.821075%	99
12/17/20	0	0.00	1	30,396,412.03	4	63,459,700.82	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.836607%	4.821175%	100
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	30316318	06/06/21	4	6	209,295.47	1,048,233.18	4,137.45	34,822,246.04	06/26/20	1
15	30316325	06/06/20	16	6	56,172.32	1,034,299.76	22,599.24	17,600,000.00	09/15/20	3
39	30316348	07/06/20	15	6	30,699.28	445,403.56	321,993.38	5,994,152.40	06/15/20	1
Totals					296,167.07	2,527,936.50	348,730.07	58,416,398.44
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		779,864,462	721,778,470	58,085,992		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	779,864,462	721,778,470	0	0	58,085,992	0
Oct-21	780,168,206	717,154,156	4,881,583	0	58,132,467	0
Sep-21	780,505,348	717,424,743	0	39,598,361	23,482,244	0
Aug-21	780,667,678	717,666,390	0	0	63,001,288	0
Jul-21	780,962,120	717,906,975	0	0	63,055,145	0
Jun-21	781,290,115	718,174,356	0	0	63,115,759	0
May-21	781,575,511	679,989,871	38,416,568	0	63,169,072	0
Apr-21	781,893,848	688,413,828	0	0	93,480,020	0
Mar-21	782,176,543	688,610,496	0	0	93,566,047	0
Feb-21	782,560,915	688,874,512	0	30,330,797	63,355,606	0
Jan-21	782,840,623	689,069,165	0	30,363,681	63,407,777	0
Dec-20	783,119,081	689,262,968	0	30,396,412	63,459,701	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	30316318	34,620,251.09	34,822,246.04	44,550,000.00	08/06/20	3,335,579.75	1.33000	12/31/19	11/06/28	323
15	30316325	17,600,000.00	17,600,000.00	27,900,000.00	03/28/19	1,245,752.00	1.40000	05/06/29	05/06/29	I/O
39	30316348	5,865,741.18	5,994,152.40	6,900,000.00	07/02/21	531,121.43	1.40000	12/31/19	05/06/29	329
43	30316352	4,868,225.79	4,868,225.79	5,000,000.00	09/15/20	527,911.59	1.43000	12/31/19	03/01/29	267
Totals		62,954,218.06	63,284,624.23	84,350,000.00		5,640,364.77

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	30316318	Various	NM	06/26/20	1

11/11/2021 - Loan transferred as special serviced for a delinquent payments on 6/26/2020. Collateral is a portfolio of (11) retail/office and art gallery properties located in downtown Santa Fe, New Mexico. The properties comprise a total of

218,058 SF broken down as follows: Gallery (51.3K SF - 23.5% NRA); Retail (128K SF - 59% NRA); Office (38K SF - 17.5% NRA,). Received internal and CCR approval for use of reserves and loan payment modifications. Modification agreement has been fully executed conti nuing to monitor the loan for cmpliance with the agreement

15	30316325	MF	NY	09/15/20	3

11/11/2021 - Loan transferred on 9/15/20 due to Delinquent Payments as Borrower failed to make the payment due on 7/6/20. Loan still remains due for the 7/6/20 payment. Notice of Default was sent on 11/9/20 and loan was accelerated on

4/14/21. Borrower re mains uncooperative and is not remitting rents or basic financial reporting documents. Local counsel was retained to file for foreclosure and/or receivership, if necessary. The State of New York extended the moratorium on foreclosure actions through 1/15/ 22. Lender will dual track the foreclosure process while discussing workout alternatives with Borrower.

39	30316348	LO	MI	06/15/20	1

11/11/2021 - The loan transferred to the special servicer on July 6, 2020. The Borrower has provided due diligence related to the request for Lender''s review. Lender and Borrower have discussed general terms for relief. Lender is working towards getting the loan cash-managed. Counsel has been engaged to begin enforcement of remedies. Lender and Borrower working on a forbearance which would bring the Loan current.

43	30316352	LO	NY	06/17/20	9
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3A1	30316316	30,500,000.00	5.37400%	30,500,000.00	5.37400%	8	07/02/20	07/01/20	06/30/20
5A1	30316317	29,185,099.95	4.79900%	29,150,369.63	4.79900%	8	09/04/20	07/06/20	09/22/20
5A2	30316358	9,728,366.66	4.79900%	9,716,789.89	4.79900%	8	09/04/20	07/06/20	09/22/20
6	30316318	0.00	5.73400%	0.00	5.73400%	8	06/21/21	06/21/21	08/02/21
8	30316319	0.00	5.40000%	0.00	5.40000%	8	03/30/21	03/30/21	04/12/21
27	30316336	0.00	5.14000%	0.00	5.14000%	8	02/16/21	02/16/21	02/25/21
43	30316352	0.00	5.50000%	5,908,850.63	5.50000%	8	05/28/21	04/01/20	08/23/21
Totals		69,413,466.61		75,276,010.15
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.01)
5A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	7,461.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,320.00	0.00
15	0.00	0.00	5,000.00	0.00	0.00	18,783.42	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	5,000.00	0.00	0.00	564.06	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	0.00	(5,549.34)	0.00	0.00	0.00	0.00	165.00	0.00
47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2.81	0.00	1,500.00	0.00
Total	0.00	0.00	17,461.28	0.00	0.00	13,798.14	0.00	0.00	2.81	0.00	2,985.00	(0.01)
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		34,247.22

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27